Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Abstract
Gross proceeds					$ 200,000,000	$ 200,000,000
Less:
Proceeds allocated to Public Warrants						(4,733,334)
Class A ordinary share issuance costs						(22,021,556)
Plus:
Accretion of carrying value to redemption value	$ 439,819	$ 501,501			2,070,678	26,754,890
Class A ordinary share subject to possible redemption	47,666,049	47,164,548	$ 47,164,548	$ 200,000,000	200,000,000
Redemption of Class A ordinary shares subject to possible redemption					(154,906,130)
Increase in redemption value of Class A ordinary shares subject to possible redemption	(26,023,916)		941,320		2,070,678
Class A ordinary share subject to possible redemption	$ 22,081,952	$ 47,666,049	$ 22,081,952		$ 47,164,548	$ 200,000,000